UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


         Investment Company Act file number   811-08529


                                 Memorial Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


                             6550 Directors Parkway

                                Abilene, TX 79606
--------------------------------------------------------------------------------
                      (Address of principal executive offices)      (Zip code)


                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-263-5593

Date of fiscal year end:    12/31/2004

Date of reporting period:   9/30/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (unaudited)
--------------------------------------------------------------------------------------------------
               FACE
              AMOUNT/                      SECURITY
              SHARES                      DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations - 2.13%
              287,645 Vendee Mortgage Trust, Series 1999-3, 6.50%, 5/15/2006         $    293,851
              600,000 Vendee Mortgage Trust, Series 2002-3, 6.00%, 4/15/2027              631,985
                                                                                     ------------
 Total Collateralized Mortgage Obligations (cost $930,178)                                925,836
                                                                                     ------------

Corporate Bonds - 1.07%
              430,000 Rowan Cos., Inc., 5.88%, 3/15/2012                                  463,772
                                                                                     ------------
Total Corporate Bonds (cost $464,785)                                                     463,772
                                                                                     ------------

GOVERNMENT AGENCY BONDS & NOTES - 30.04%
              750,000 FHLB, 2.05%, 12/28/2007                                             746,684
            1,000,000 FHLB, 2.625%, 7/15/2008                                             972,752
            5,100,000 FHLMC, 3.50%, 9/15/2007                                           5,153,244
            3,300,000 FNMA, 4.25%, 7/15/2007                                            3,396,898
            2,500,000 FNMA, 6.375%, 6/15/2009                                           2,783,718
                                                                                     ------------
Total Government Agency Bonds & Notes (cost $12,945,991)                               13,053,296
                                                                                     ------------

MORTGAGE BACKED SECURITIES - 35.67%
            1,276,518 FHLMC, Series H007-A2, 2.491%, 2/15/2008                          1,264,109
                4,736 FHLMC, Series T-22, 7.12%, 10/25/2027                                 4,731
            1,395,000 FHLMC-GNMA, Series 15-L, 7.00%, 7/25/2023                         1,488,208
            1,100,000 FNMA, Pool 386008, 4.52%, 4/1/2013                                1,125,089
            1,199,311 FNMA, Pool 545759, 6.50%, 7/1/2032                                1,258,877
              586,456 FNMA, Pool 754289, 6.00%, 11/1/2033                                 607,663
              292,547 FNMA, Series 1990-6, 9.00%, 1/25/2020                               320,571
              860,504 FNMA, Series 1994-17, 6.00%, 2/25/2009                              893,245
            1,228,086 FNMA, Series 2003-11, 4.00%, 07/25/2011                           1,235,507
              398,974 GNMA, Pool 476998, 6.50%, 7/15/2029                                 421,968
              450,000 GNMA, Series 1999-14, 6.00%, 3/20/2014                              470,811
               13,349 GNMA, Series 2001-43, 5.50%, 7/20/2012                               13,334
              718,268 GNMA, Series 2002-91, 2.9603%, 4/16/2018                            720,651
            1,512,652 GNMA, Series 2003-22, 2.75%, 6/16/2021                            1,494,278
              834,461 GNMA, Series 2003-76, 4.25%, 2/20/2032                              832,434
            2,500,000 GNMA, Series 2003-81, 6.00%, 9/01/2033                            2,597,673
              752,462 GNMA, Series 2003-98, 4.00%, 2/20/2029                              747,128
                                                                                     ------------
Total Mortgage Backed Securities (cost $15,488,932)                                    15,496,277
                                                                                     ------------

U.S. TREASURY OBLIGATIONS - 26.20%
              500,000 0.00%, 10/12/2004                                                   499,743
            1,675,000 6.25%, 2/15/2007                                                  1,810,178
            3,000,000 6.125%, 8/15/2007#                                                3,268,944
            2,000,000 3.00%, 11/15/2007                                                 2,005,860
            2,000,000 4.75%, 11/15/2008                                                 2,120,000
            1,500,000 6.00%, 8/15/2009                                                  1,676,836
                                                                                     ------------
Total U.S. Treasury Obligations (cost $11,278,422)                                     11,381,561
                                                                                     ------------

SHORT TERM INVESTMENTS - 4.49%
            1,950,957 Merrimac Treasury Plus Series Money Market Fund, 1.15%(a)         1,950,957
                                                                                     ------------
Total Short Term Investments (cost $1,950,957)                                          1,950,957
                                                                                     ------------

 Total Invesments (cost $43,059,265) - 99.60%                                        $ 43,271,699
                                                                                     ------------
 Other Assets Less Liabilities, Net - 0.40%                                               174,721
                                                                                     ------------

 TOTAL NET ASSETS -- 100%                                                            $ 43,446,420
                                                                                     ============

#   Part or all of this investment is on loan
(a) Variable rate security, the coupon rate shown represents the rate at September 30, 2004

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (unaudited)
--------------------------------------------------------------------------------
     FACE
    AMOUNT/                         SECURITY
    SHARES                         DESCRIPTION                        VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 98.71%

ADVERTISING- 0.67%
         1,775 Getty Images, Inc.*#                                      98,157
                                                                   ------------

AGRICULTURE - 1.62%
         6,525 Monsanto Co.                                             237,640
                                                                   ------------

BANKS - 4.28%
         6,675 Bank of America Corp.                                    289,228
         3,900 Investors Financial Services Corp.                       176,007
         4,175 UCBH Holdings, Inc.                                      163,117
                                                                   ------------
                                                                        628,352
                                                                   ------------

BEVERAGES - 2.01%
         5,075 Cott Corp.*                                              146,363
         3,050 PepsiCo, Inc.                                            148,383
                                                                   ------------
                                                                        294,746
                                                                   ------------

BIOTECHNOLOGY - 2.75%
         2,725 Amgen, Inc.*                                             154,453
         4,575 Genzyme Corp.*                                           248,926
                                                                   ------------
                                                                        403,379
                                                                   ------------

BUILDING MATERIALS- 1.04%
         4,400 Masco Corp.                                              151,932
                                                                   ------------

CHEMICALS - 0.59%
         3,625 Airgas, Inc.                                              87,254
                                                                   ------------

COMMERCIAL SERVICES - 1.04%
         2,075 Apollo Group, Inc.*                                      152,243
                                                                   ------------

COSMETICS & PERSONAL CARE - 3.93%
         3,625 Avon Products, Inc.                                      158,340
         7,725 Procter & Gamble Co.                                     418,077
                                                                   ------------
                                                                        576,417
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 5.63%
        10,175 Citigroup, Inc.                                          448,921
         2,025 Doral Financial Corp.#                                    83,977
        11,600 MBNA Corp.                                               292,320
                                                                   ------------
                                                                        825,218
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 2.08%
         4,925 Emerson Electric Co.                                     304,808
                                                                   ------------

ELECTRONICS- 3.47%
         7,200 Agilent Technologies, Inc.*                              155,304
         3,950 Fisher Scientific International*                         230,403
         5,375 Jabil Circuit, Inc.*                                     123,625
                                                                   ------------
                                                                        509,332
                                                                   ------------

ENTERTAINMENT & LEISURE - 1.42%
         5,775 International Game Technology                            207,611
                                                                   ------------

ENVIRONMENTAL CONTROL - 1.71%
         5,475 Stericycle, Inc.*                                        251,303
                                                                   ------------

FOOD - 2.42%
         4,275 McCormick & Co., Inc.                                    146,804
         2,425 Whole Foods Market, Inc.                                 208,041
                                                                   ------------
                                                                        354,845
                                                                   ------------

HEALTHCARE - PRODUCTS - 9.63%
         2,800 CR Bard, Inc.                                            158,564
         4,050 Boston Scientific Corp.*                                 160,906
         9,610 Johnson & Johnson                                        541,331
         2,225 St Jude Medical, Inc.*                                   167,476
         4,825 Stryker Corp.                                            231,986
         4,400 Varian Medical Systems, Inc.*                            152,108
                                                                   ------------
                                                                      1,412,371
                                                                   ------------

INSURANCE - 2.91%
         6,275 American International Group, Inc.                       426,637
                                                                   ------------

INTERNET - 2.03%
         1,875 eBay, Inc.*                                              172,388
         2,275 Symantec Corp.*                                          124,852
                                                                   ------------
                                                                        297,240
                                                                   ------------

LODGING - 1.58%
         4,450 Marriott International, Inc.                             231,222
                                                                   ------------

MACHINERY-DIVERSIFIED - 1.04%
         3,950 Rockwell Automation, Inc.                                152,865
                                                                   ------------

MEDIA - 2.74%
        13,775 Time Warner, Inc.                                        222,329
         5,700 Univision Communications, Inc.*                          180,177
                                                                   ------------
                                                                        402,506
                                                                   ------------

MISCELLANEOUS MANUFACTURER - 5.51%
         3,475 Danaher Corp.                                            178,198
        18,770 General Electric Co.                                     630,297
                                                                   ------------
                                                                        808,495
                                                                   ------------

OIL & GAS - 4.29%
         8,150 Exxon Mobil Corp.                                        393,890
         3,500 Schlumberger Ltd.                                        235,585
                                                                   ------------
                                                                        629,475
                                                                   ------------

PHARMACEUTICALS - 5.68%
         8,925 Abbott Laboratories                                      378,063
        10,400 Pfizer, Inc.                                             318,240
         5,250 Teva Pharmaceutical Industries, Ltd. ADR                 136,237
                                                                   ------------
                                                                        832,540
                                                                   ------------

RETAIL - 9.85%
         5,775 CVS Corp.                                                243,301
         3,575 The Cheesecake Factory*                                  155,155
         3,775 Costco Wholesale Corp.                                   156,889
         6,925 Home Depot, Inc.                                         271,460
         5,300 Petsmart, Inc.                                           150,467
         8,775 Wal-Mart Stores, Inc.                                    466,830
                                                                   ------------
                                                                      1,444,102
                                                                   ------------

SEMICONDUCTORS - 4.85%
        15,725 Intel Corp.                                              315,443
         6,175 Linear Technology Corp.                                  223,782
         6,425 Microchip Technology, Inc.                               172,447
                                                                   ------------
                                                                        711,672
                                                                   ------------

SOFTWARE - 6.01%
         5,390 Cognos, Inc. *                                           191,453
        19,325 Microsoft Corp.                                          534,336
         4,000 SAP AG ADR                                               155,800
                                                                   ------------
                                                                        881,589
                                                                   ------------

TELECOMMUNICATIONS - 4.94%
        22,875 Cisco Systems, Inc.*                                     414,037
         8,150 Polycom, Inc. *                                          161,533
         7,400 Sprint Corp.                                             148,962
                                                                   ------------
                                                                        724,532
                                                                   ------------

TOYS, GAMES & HOBBIES - 0.35%
         3,550 Marvel Enterprises, Inc.*#                                51,688
                                                                   ------------

TRANSPORT-SERVICES - 2.64%
         5,100 United Parcel Service, Inc. Class B                      387,192
                                                                   ------------

 Total Common Stock (cost $14,300,594)                               14,477,363
                                                                   ------------

SHORT TERM INVESTMENTS - 1.25%
       183,332 Merrimac Treasury Plus Series Fund, 1.15%(a)             183,332
                                                                   ------------
Total Short Term Investments (cost $183,332)                            183,332
                                                                   ------------

 Total Investments (cost $14,483,926) -- 99.96%                    $ 14,660,695
                                                                   ------------
 Other Assets less Liabilities, Net -- 0.04%                              6,152
                                                                   ------------

 TOTAL NET ASSETS -- 100%                                          $ 14,666,847
                                                                   ============

*     non-income producing investment
#     Part or all of this investment is on loan
(a) Variable rate security, the coupon rate shown represents the rate at September 30, 2004
ADR - American Depositary Receipts

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (unaudited)
--------------------------------------------------------------------------------
               FACE
              AMOUNT/        SECURITY
              SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 96.12%

AEROSPACE & DEFENSE - 2.09%
               2,502 Lockheed Martin Corp.                           $  139,562
                                                                     ----------

AGRICULTURE - 1.27
               1,800  Altria Group, Inc.                                 84,672
                                                                     ----------

AIRLINES - 1.84%
               9,002 Southwest Airlines Co.                             122,607
                                                                     ----------

APPAREL - 1.09%
               1,985 Reebok International, Ltd.                          72,889
                                                                     ----------

AUTO MANUFACTURES - 2.61%
               6,271 Ford Motor Co.                                      88,108
               2,019 General Motors Corp.                                85,767
                                                                     ----------
                                                                        173,875
                                                                     ----------

AUTO PARTS & EQUIPMENT - 2.02%
              14,471 Delphi Corp.                                       134,436
                                                                     ----------

BANKS - 4.14%
               2,600 Bank of America Corp.                              112,658
               2,347 Fifth Third Bancorp                                115,519
               1,500 Keycorp                                             47,400
                                                                     ----------
                                                                        275,577
                                                                     ----------

BEVERAGE - 1.91%
               6,747 Coca-Cola Enterprises, Inc.                        127,518
                                                                     ----------

BIOTECHNOLOGY - 1.90%
               2,234 Amgen, Inc.*                                       126,623
                                                                     ----------

BUILDING MATERIALS - 1.81%
               3,491 Masco Corp.                                        120,544
                                                                     ----------

CHEMICALS - 1.48%
               1,613 PPG Industries                                      98,845
                                                                     ----------

COMPUTERS - 3.77%
               6,800 Hewlett-Packard Co.                                127,500
               5,202 Sungard Data Systems, Inc.*                        123,652
                                                                     ----------
                                                                        251,152
                                                                     ----------

COSMETICS - 1.81%
               2,672 Colgate-Palmolive Co.                              120,721
                                                                     ----------

DIVERSIFIED FINANCIAL SERVICES - 5.68%
               2,200 Citigroup, Inc.                                     97,064
               1,300 Fannie Mae                                          82,420
               2,200 JPMorgan Chase & Co.                                87,406
               2,247 Merrill Lynch & Co., Inc.                          111,721
                                                                     ----------
                                                                        378,611
                                                                     ----------

ELECTRIC - 3.14%
               1,567 Dominion Resources, Inc.                           102,247
               2,600 FirstEnergy Corp.                                  106,808
                                                                     ----------
                                                                        209,055
                                                                     ----------

ELECTRONICS - 1.82%
               5,285 Jabil Circuit, Inc.*                               121,555
                                                                     ----------

FOOD - 3.36%
               2,798 General Mills, Inc.                                125,630
               4,299 Sara Lee Corp.                                      98,275
                                                                     ----------
                                                                        223,905
                                                                     ----------

HEALTHCARE-PRODUCTS - 6.12%
               2,359 Medtronic, Inc.                                    122,432
               2,000 HCA, Inc.                                           76,300
               6,245 Humana, Inc.*                                      124,775
                 800 WellPoint Health Networks, Inc.*                    84,072
                                                                     ----------
                                                                        407,579
                                                                     ----------

HOME BUILDERS - 1.99%
               1,567 KB Home                                            132,396
                                                                     ----------

HOUSEHOLD PRODUCTS/WARES - 3.26%
               1,835 Avery Dennison Corp.                               120,706
               1,300 Fortune Brands, Inc.                                96,317
                                                                     ----------
                                                                        217,023
                                                                     ----------

HOUSEWARES - 1.83%
               6,082 Newell Rubbermaid, Inc.                            121,883
                                                                     ----------

INSURANCE - 4.83%
               1,493 Cigna Corp.                                        103,958
               1,900 Lincoln National Corp.                              89,300
               2,808 Marsh & McLennan Cos., Inc.                        128,494
                                                                     ----------
                                                                        321,752
                                                                     ----------

LEISURE - 1.60%
               2,325 Brunswick Corp.                                    106,392
                                                                     ----------

MEDIA - 1.78%
               3,537 Viacom                                             118,702
                                                                     ----------

MISCELLANEOUS MANUFACTURER - 3.08%
               3,100 General Electric Co.                               104,098
               1,719 Cooper Industries, Ltd.                            101,421
                                                                     ----------
                                                                        205,519
                                                                     ----------

PACKAGING & CONTAINERS - 3.48%
               4,249 Bemis Co.                                          112,938
               5,119 Pactiv Corp.*                                      119,017
                                                                     ----------
                                                                        231,955
                                                                     ----------

PHARMACEUTICALS - 5.29%
               5,342 Bristol-Myers Squibb Co.                           126,445
               2,919 Merck & Co., Inc.                                   96,327
               4,391 Watson Pharmaceuticals, Inc.*                      129,359
                                                                     ----------
                                                                        352,131
                                                                     ----------

RETAIL - 7.81%
               1,713 Autozone, Inc.*                                    132,329
               4,112 Family Dollar Stores, Inc.                         111,435
               3,090 Kohl's Corp.*                                      148,907
               3,205 Sears Roebuck and Co.                              127,719
                                                                     ----------
                                                                        520,390
                                                                     ----------

SAVINGS & LOANS - 1.23%
               2,100 Washington Mutual, Inc.                             82,068
                                                                     ----------

SEMICONDUCTORS - 3.56%
               5,461 Intel Corp.                                        109,548
               4,303 Qlogic Corp.*                                      127,412
                                                                     ----------
                                                                        236,960
                                                                     ----------

SOFTWARE - 1.78%
               2,617 Intuit, Inc.*                                      118,812
                                                                     ----------

TELECOMMUNICATIONS - 1.57%
               5,197 Sprint Corp.                                       104,616
                                                                     ----------

TOYS/GAMES/HOBBIES - 2.06%
               7,573 Mattel, Inc.                                       137,298
                                                                     ----------

TRANSPORTATION - 3.11%
               2,600 Burlington Northern Santa Fe Corp.                  99,606
               3,234 CSX Corp.                                          107,369
                                                                     ----------
                                                                        206,975
                                                                     ----------

 Total Common Stock (cost $5,971,423)                                 6,404,598
                                                                     ----------

SHORT TERM INVESTMENTS - 3.80%
             252,955 Merrimac Treasury Plus Series Fund, 1.15%(a)       252,955
                                                                     ----------
 Total Short Term Investments (cost $252,955)                           252,955
                                                                     ----------

 Total Investments (cost $6,224,378) - 99.92%                        $6,657,553
                                                                     ----------
 Other Assets Less Liabilities, Net - 0.08%                               5,434
                                                                     ----------

 TOTAL NET ASSETS -- 100%                                            $6,662,987
                                                                     ==========

*   non-income producing investment
(a) Variable rate security, the coupon rate shown represents the rate at September 30, 2004

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Memorial Funds


By /s/ Carl C. Peterson
       ----------------------------------
       Carl C. Peterson

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Carl C. Peterson
      -----------------------------------
      Carl C. Peterson, President

Date: November 22, 2004


By /s/ Thomas W. Alesi
      -----------------------------------
      Thomas W. Alesi, Treasurer

Date: November 22, 2004